Segment information (Details) - Schedule of segment information - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total assets
Total assets	$ 82,349,986	$ 33,939,991
Total Property and equipment, net
Total Property and equipment, net	12,224,582	3,448,109
Trucking Services [Member]
Total assets
Total assets	64,743,182	33,939,991
Total Property and equipment, net
Total Property and equipment, net	2,243,651	$ 3,448,109
Car Rental Services [Memebr]
Total assets
Total assets	17,606,804
Total Property and equipment, net
Total Property and equipment, net	$ 9,980,931